Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) (10Q) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Payables and Accruals [Abstract]
Accrued payroll	$ 48,083	$ 45,348
Other payables	195,529	35,616
Accrued expenses and other payables	$ 243,612	$ 80,964